Equity (Details) - Schedule of Issued and Outstanding Share Capital - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance	706,683	261,494
Issuance of share capital – in respect of Standby Equity Purchase Agreement (Note 6j)	980,452	2,688
Shares issued to consultants (Note 6e)	5,869	7,942
Issuance of share in respect of exercise of pre-funded October 2023 Warrants (Note 6i)	1,893,100	182,905
Balance	3,586,104	706,683